Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Share [Abstract]
Net earnings (loss)	$ 137,056	[1]	$ 181,518	[1]	$ 299,773	[1]	$ 159,841	[1]	$ (11,359)	[2]	$ 23,495	[2]	$ 90,992	[2]	$ 30,964	[2]	$ 778,188	$ 134,092	$ (293,613)
Earnings allocated to participating securities																	(2,653)	(1,823)	(1,946)
Net earnings (loss) available to common stockholders																	775,535	132,269	(295,559)
Average shares outstanding																	316,997,000	315,962,000	314,873,000
Basic net earnings (loss) per share	$ 0.43		$ 0.57		$ 0.94		$ 0.50		$ (0.04)		$ 0.07		$ 0.29		$ 0.10		$ 2.45	$ 0.42	$ (0.94)
Earnings allocated to participating securities, diluted																	(2,654)	(1,823)	(1,946)
Net earnings (loss) available to common stockholders																	$ 775,534	$ 132,269	$ (295,559)
Basic shares outstanding																	316,997,000	315,962,000	314,873,000
Dilutive effect of stock options and other																	164,000	548,000
Diluted average shares outstanding																	317,161,000	316,510,000	314,873,000
Diluted net earnings (loss) per share	$ 0.43		$ 0.57		$ 0.94		$ 0.50		$ (0.04)		$ 0.07		$ 0.29		$ 0.10		$ 2.45	$ 0.42	$ (0.94)
Shares excluded from computation of diluted earnings per share																	800,000	200,000	1,100,000

[1]	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
[2]	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.